ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 30, 2023	Jonathan Upchurch T +617-235-4730 jonathan.upchurch@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Popular U.S. Government Money Market Fund, LLC (the “Fund”)

Ladies and Gentlemen:

In connection with the creation of a new fund for the Popular fund complex, we are filing today by electronic submission via EDGAR a pre-effective amendment to the registration statement for the Fund on Form N-1A which includes a copy of the prospectus relating to the Fund (the “Prospectus”) and statement of additional information relating to the Fund (the “SAI”).

The Fund’s disclosure is based on the disclosure currently used by Popular Total Return Fund, Inc. (“TRF”). The Registrant requests selective review of this filing in accordance with the release of the U.S. Securities and Exchange Commission (“SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except as indicated below, the disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of the SEC in TRF’s filing on Form N-1A filed pursuant Securities Act of 1933, as amended, (the “Securities Act”) on May 9, 2022 (SEC Accession Number 0001193125-22-144499) with respect to TRF (the “Prior TRF Filing”).

Prospectus

The Registrant requests selective review of the sections of the Prospectus listed below, which were updated to reflect enhancements to certain risk disclosures as well as include certain new risk disclosures, make routine revisions to existing disclosures, and incorporate disclosure specific the Fund (including additional disclosure with respect to the Fund’s status as a money market fund and two additional share classes not included in the Prior TRF Filing, and changes made in response to SEC staff comments):

1)	Disclosure in the fund summary that differs from the Prior TRF filing with respect to the Fund’s investment objective and the fees and expenses of the fund.

2)	Disclosure in the Fund’s principal investment strategies that differs from that in the Prior TRF Filing. The principal investment strategies have been revised to reflect that the Fund is Government money market fund as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, and that the Fund does not intend to qualify as a regulated investment company and the potential adverse tax consequences for non-Puerto Rico investors.

3)	Disclosure with respect to the following principal risks for the Fund that differs or are in addition to those contained in the Prior TRF Filing: “No Prior History”; “New/Small Fund Risk”; “Money Market Risk”; “Puerto Rico Tax Exemption Risk”; “U.S. Government Obligations Risk”; “Yield Risk”, “Interest Rate Risk”; and “Financial Markets Regulatory Risk.”

4)	Disclosure regarding the purchase and sale of fund shares that differs from the Prior TRF filing, reflecting that there are currently no investment minimums for this Fund.

5)	Disclosure under “Performance Information” stating that performance information is not available for the newly organized Fund.

6)	Disclosure under “More Information About the Fund – Investment Objectives” that differs from the Prior TRF filing, reflecting that the Fund’s objective is to seek to provide shareholders with current income consistent with preservation of capital and liquidity. Other additions and changes to this section reflecting that the above is a non-fundamental policy of the Fund.

7)	Disclosure regarding the Fund’s investment strategies under “More Information About the Fund – Investment Strategies” that differs from the Prior TRF Filing, reflecting that the Fund will pursue investment strategies in conformity with SEC rules and regulation requirements for money market funds, including Rule 2a-7 under the Investment Company Act of 1940, as amended, as well as disclosures regarding selecting, holding and selling securities, as well as temporary defensive positions.

8)	Disclosure under “More Information About the Fund – Risks of Investing in the Fund” with respect to the following principal risks for the Fund that differ or are in addition to those contained in the Prior TRF Filing: “No Prior History”; “New/Small Fund Risk”; “Money Market Risk”; “Puerto Rico Tax Exemption Risk”; “U.S. Government Obligations Risk”; “Yield Risk”, “Interest Rate Risk”; and “Financial Markets Regulatory Risk.”

9)	Information regarding the Fund in the following sections: “Shareholder Information”; “Management of the Fund”; “Taxation”; “Management Fee”; “Distribution and Shareholder Service Fee Rates”; “Fund Distribution Schedule”; “Taxation of the Fund”; “Contact Information”; and in the “General Information” section, under the following sub-headings: “Portfolio Holdings”; “Statement of Additional Information”, as well as the addition of the sub-heading “Legal Matters.”

10)	Introductory disclosures for the following information required under Form N-1A stating that such information is not available for a newly organized fund: financial highlights.

SAI

The Registrant requests selective review of the sections of the SAI listed below, which were updated to make revisions to existing disclosure, provide data regarding the Fund that is required pursuant to Form N-1A, and incorporate disclosure specific to the Fund’s organization.

1)	Information regarding the Fund in the following sections: “Cover Page”; “History of the Fund”; “Investment Objectives and Policies”; “Investment Restrictions”; “Information on Directors and Executive Officers”; “Management, Advisory and Other Service Arrangements” (including additional disclosure relating to the applicable fee waiver and expense reimbursement and additional share classes); “Portfolio Transactions and Brokerage”; “Description of the Shares” (a newly added section); “Proxy Voting Policies”; “Portfolio Holdings Disclosures Policies and Procedures”; “Additional Information”; and paragraphs, and “Taxation.”

2)	The following disclosures in the section titled “Description of Certain Investments of the Fund”: “Fixed Income Securities”; “Selection of Money Market Investments”; “Liquidity”; “Operational Risk”; “Regulatory Risk”; “Global Financial Markets Risk.”

3)	The following additional section and corresponding disclosures, not appearing in the Prior TRF Filing: “Rule 2a-7 Requirements.”

4)	Introductory disclosures for the following information required under Form N-1A stating that such information is not available for a newly organized fund: financial statements, advisory fees; administration fees; waivers and reimbursements; commissions; distribution and service fees; underwriter expenses; brokerage transactions and commissions costs; and control persons and principal shareholders.

Please direct any questions you may have with respect to this filing to me at (617) 235-4730.

Very truly yours,

/s/ Jonathan Upchurch
Jonathan Upchurch, Esq.

cc:          Brian D. McCabe, Esq.

James McGinnis, Esq.